CONSOLIDATED STATEMENT OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Millions	Total	Previously Reported	Common shares	Common shares Previously Reported	Treasury shares	Treasury shares Previously Reported	Additional paid in capital	Additional paid in capital Previously Reported	Other Comprehensive (Loss)/Income	Other Comprehensive (Loss)/Income Previously Reported	Accumulated Deficit	Accumulated Deficit Previously Reported	Non- controlling interest	Non- controlling interest Previously Reported
Balance at Dec. 31, 2017	$ 1,492.9		$ 4.8		$ (6.7)		$ 1,587.8		$ (6.2)		$ (88.8)		$ 2.0
Balance (in shares) at Dec. 31, 2017			95,264,500
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issue of common shares	250.0		$ 0.5				249.5
Issue of common shares (in shares)			10,869,565
Equity issuance costs	(3.4)						(3.4)
Stock based compensation	3.7						3.7
Settlement of directors’ fees	0.0				0.2		(0.2)
Settlement of directors’ fees (in shares)			14,286
Purchase of treasury shares	(19.7)				(19.7)
Purchase of treasury shares (in shares)			(1,080,000)
Total comprehensive loss	(190.3)								0.6		(190.5)		(0.4)
Non-controlling interest	0.2										0.1		0.1
Other, net	0.1						0.1
Balance at Dec. 31, 2018	1,533.5		$ 5.3		(26.2)		1,837.5		(5.6)		(279.2)		1.7
Balance (in shares) at Dec. 31, 2018			105,068,351
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issue of common shares	$ 53.5		$ 0.3				53.2
Issue of common shares (in shares)	5,750,000		5,750,000
Equity issuance costs	$ (4.3)						(4.3)
Stock based compensation	3.9						3.9
Total comprehensive loss	(293.5)								5.6		(297.6)		(1.5)
Other, net	1.0						0.9				0.1
Balance at Dec. 31, 2019	1,294.1	$ 1,294.1		$ 5.6		$ (26.2)		$ 1,891.2		$ 0.0		$ (576.7)		$ 0.2
Balance (in shares) at Dec. 31, 2019				110,818,351
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issue of common shares	$ 62.8		$ 5.4				57.4
Issue of common shares (in shares)	108,040,639		108,040,639
Equity issuance costs	$ (2.6)						(2.6)
Stock based compensation	0.7						0.7
Total comprehensive loss	(317.6)										(317.6)
Other, net	2.3						0.5		0.0		2.0		(0.2)
Balance at Dec. 31, 2020	$ 1,036.8		$ 11.0		$ (26.2)		$ 1,947.2		$ 0.0		$ (895.2)		$ 0.0
Balance (in shares) at Dec. 31, 2020			218,858,990